CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) contract vessel	Dec. 31, 2022 USD ($) contract vessel	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Capital improvements in progress | $	$ 2,194	$ 4,127
Interest costs capitalized | $	$ 5,500	$ 2,200	$ 400
Volkswagen Group
Property, Plant and Equipment [Line Items]
Number of dual-fuel car carriers	2
Term of lease or charter	10 years
K Line
Property, Plant and Equipment [Line Items]
Number of dual-fuel car carriers	2
Term of lease or charter	10 years
Newbuilding Vessels
Property, Plant and Equipment [Line Items]
Number of newbuilding contracts | contract	2	4
Construction in progress
Property, Plant and Equipment [Line Items]
Number of vessels committed to vessel upgrades	2	2